18. INTANGIBLE ASSETS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs	R$ 1	R$ 2		R$ 4
Annual average amortization rate	4.05%
Assets	R$ 4,058
impairment reversal	14	22
Intangible assets	11,810	11,624	[1]	R$ 10,777	R$ 11,156
Gasmig [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	412	427
Parajuru and Volta do Rio [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	128	127
concession contract assets to intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Assets	906	685
plant and equipment to intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Assets	2	4
concession financial asset to intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Assets	R$ 5	R$ 23

[1]	See note 2.8.